Parent Company Financial Information (Statements of Condition) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets:
Securities available-for-sale (Note 3)	$ 5,170,255	$ 3,943,499
Allowance for loan losses	(189,555)	(202,068)	$ (210,242)	$ (232,448)
Investments in subsidiaries:
Other assets	1,723,189	1,406,711
Total assets	41,423,388	28,555,231
Liabilities:
Term borrowings (Note 10)	1,218,097	1,040,656
Total liabilities	36,842,900	25,850,147
Total equity	4,580,488	2,705,084	$ 2,639,586	$ 2,581,590
Total liabilities and equity	41,423,388	28,555,231
Parent Company
Assets:
Cash	254,938	226,326
Securities available-for-sale (Note 3)	1,836	2,035
Notes receivable	3,067	3,209
Allowance for loan losses	(925)	(925)
Investments in subsidiaries:
Bank	4,618,249	2,596,582
Non-bank	22,932	23,996
Other assets	207,878	189,360
Total assets	5,107,975	3,040,583
Liabilities:
Accrued employee benefits and other liabilities	149,124	141,729
Term borrowings (Note 10)	673,794	489,201
Total liabilities	822,918	630,930
Total equity	4,285,057	2,409,653
Total liabilities and equity	$ 5,107,975	$ 3,040,583